Taxation	12 Months Ended
Dec. 31, 2018
Taxation
Taxation

10   Taxation

a   PRC Value Added Tax

The Group’s subsidiaries and VIEs incorporated in China are subject to 6% VAT for revenues from providing online English language education services. To record VAT payable, the Group adopted the net presentation method, which presents the difference between the output VAT (at a rate of 6%) and the available input VAT amount (at the rate applicable to the supplier). Output VAT is an amount collected from customers on behalf of the government, and therefore is not included in the transaction price with customers.

b    Income taxes

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company's Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.

Philippines

Entities incorporated in the Philippines are subject to enterprise income tax in the Philippines at a rate of 30%. As of December 31, 2017 and 2018, the Company's subsidiaries and VIE in the Philippines were in the position of accumulated profit. The deferred tax assets for the Philippine subsidiaries and VIE as at December 31, 2017 and 2018 are mainly from accrued expenses and other current liabilities, for which no valuation allowance has been provided, as management believes it is more likely than not that these assets will be realized in the future. Payments of dividends by Philippines Co I, Philippines Co II and Philippines Co III are subject to withholding tax in the Philippines at the rate of 30%. As of December 31, 2016, 2017 and 2018, the Company did not record any withholding tax on the retained earnings of its subsidiaries and consolidated VIE in the Philippines, as the impact was immaterial as of December 31, 2016, 2017 and 2018.

Philippines Co II is registered with the Philippine Economic Zone Authority (“PEZA”). Such entities are entitled to fiscal incentives including income tax holiday or 100% exemption from corporate income tax for the first four years from the time of its registration with the PEZA registration for non-pioneer projects and first six years for pioneer projects. After such time, the PEZA registered corporation shall be subjected to a special tax of 5% on gross income, as well as, tax and duty free importation of raw materials, capital equipment, machineries and spare parts, VAT zero rating, exemption from payment of local government imposts, fees, licenses, and taxes; and exemption from expanded withholding tax. As an IT Enterprise within the PEZA jurisdiction, seventy percent (70%) of the total revenues derived by Philippines Co II must come from clients outside the Philippine jurisdiction.

PRC

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25% and grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) and Software Enterprises. Under these preferential tax treatments, HNTEs are entitled to an income tax rate of 15%. In December 2016, Dasheng Online obtained the HNTEs certification and was subject to tax rate of 25% for the years ended December 31, 2015 and 2016, and preferential tax rate of 15% for the years ended December 31, 2017, 2018 and 2019, respectively. The Company’s consolidated VIEs operated in PRC were subject to tax statutory rate of 25% for the years ended December 31, 2016, 2017 and 2018.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC should be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

PRC Withholding Tax on Dividends

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company's jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous EIT Law. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

Dasheng Zhixing and its subsidiary are controlled by the Company through various contractual agreements. To the extent that Dasheng Zhixing and its subsidiary has undistributed earnings, the Company will accrue appropriate expected tax associated with repatriation of such undistributed earnings.

As of December 31, 2016, 2017 and 2018, the Company did not record any withholding tax on the retained earnings of its subsidiary and consolidated VIEs in the PRC as they were still in accumulated deficit position.

	For the year ended December 31,
	2016			2017			2018
	Overseas	PRC		Overseas	PRC		Overseas	PRC
	entities	entities	Total	entities	entities	Total	entities	entities	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Income /(loss) before income tax expense	2,606	(515,768)	(513,162)	10,593	(587,062)	(576,469)	13,490	(426,304)	(412,814)
Current income tax expense	1,926	—	1,926	4,669	—	4,669	3,807	—	3,807
Deferred income tax benefit	(199)	(111)	(310)	(224)	(103)	(327)	176	(103)	73
Income tax expense/(benefit)	1,727	(111)	1,616	4,445	(103)	4,342	3,983	(103)	3,880

The combined effects of the income tax exemption and reduction available to the Group are as follows (in thousands, except per share data):

	Year Ended December 31,
	2016	2017	2018
Tax holiday effect	1,095	1,669	1,385
Basic and diluted loss per share effect	0.01	0.01	0.00

Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations

Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group's effective tax rate is as follows:

	As of December 31,
	2016	2017	2018
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	(0.31)%	(0.37)%	(0.78)%
Effect on tax holiday	0.21%	0.29%	0.34%
Changes in valuation allowance	(17.29)%	(12.86)%	(19.55)%
Permanent book-tax differences—non-deductible expenses	(7.92)%	(12.81)%	(5.95)%
Effective tax rate	(0.31)%	(0.75)%	(0.94)%

c.    Deferred Tax Assets and Liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group's deferred tax assets are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets
Tax loss carryforwards	162,281	222,733
Accruals and other liabilities	2,301	3,985
Advertising expenses carryforwards	60,668	79,256
Defined benefits liabilities	381	205
Total deferred tax assets	225,631	306,179
Less: Valuation allowance	(225,250)	(305,974)
Total deferred tax assets, net	381	205

RMB21,671,  RMB83,484,  RMB262,310,  RMB356,284 and RMB293,411 of the tax loss carryforwards will be expired in the year ended December 31, 2019, 2020, 2021, 2022 and 2023, respectively.

Significant components of the Group's deferred tax liabilities are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax liabilities
Intangible assets from business acquisitions	124	21
Total deferred tax liabilities	124	21

Movement of Valuation Allowance

The following table shows the movement of valuation allowance for the periods presented:

	For the year ended December 31,
	2017	2018
	RMB	RMB
Balance at beginning of the year	(151,125)	(225,250)
Current period addition	(74,125)	(80,724)
Balance at end of the year	(225,250)	(305,974)